OTHER ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) option	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Number of options to renew | option	1
Operating lease expense	$ 116.8	$ 131.7	$ 154.5
Sublease income	$ 2.1	$ 3.4	$ 4.0
Minimum
Lessee, Lease, Description [Line Items]
Renewal term (in years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Renewal term (in years)	5 years